Note to Schedule One - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Reserves and registered capital of PRC subsidiaries	$ 408,536,000	$ 408,600,000	$ 408,200,000	$ 407,600,000	$ 362,800,000
Minimum percentage of restricted net assets of consolidated and unconsolidated subsidiaries to consolidated net assets to file condensed financial information					25.00%
Cash dividend was declared by subsidiaries	0	0	0	0	$ 0	$ 0
Cash dividend was paid by subsidiaries	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0